Equity - Noncontrolling interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity
Balance at the beginning of year	$ 2,258	$ 5,023	$ (1,743)
Equity attributable to non-controlling interests
Loss for the year	(1,515)	(2,961)	(1,974)
Changes in fair value of financial assets	10	(2)	(2)
Remeasurement of defined benefit pension plans	26	5	(1)
Share-based compensation expenses	140	38	8
New shares issued by subsidiary	445	0	8,695
Purchase of subsidiary shares from noncontrolling interests	0	175
Effect of Himax Media Solutions, Inc. merged into Himax Taiwan	(197)	0
Disposal of financial assets at fair value through other comprehensive income	(6)	0
Exchange differences arising on translation of foreign operations	88	0	44
Declaration of cash dividends	0	(20)	(4)
Balance at the end of year	$ 1,249	$ 2,258	$ 5,023